Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents

20. Cash and cash equivalents

	December 31,
	2022	2021	2020

	(Euro, in thousands)
Cash at banks	€458,117	€1,225,860	€1,239,993
Term deposits	50,000	1,007,508	895,194
Cash and cash equivalents from continuing operations	508,117	2,233,368	2,135,187
Cash and cash equivalents included in assets classified as held for sale	—	—	7,884
Total cash and cash equivalents	€508,117	€2,233,368	€2,143,071

Cash and cash equivalents may comprise cash at banks, bank deposits and money market funds that are readily convertible to cash and are subject to an insignificant risk of changes in value. Cash and cash equivalents at December 31, 2022 comprised €50.0 million of term deposits which all had an original maturity longer than three months, but are readily convertible to cash without a significant penalty. All cash and cash equivalents are available upon maximum three month notice period and without significant penalty. Cash at banks were mainly composed of notice accounts and current accounts. Our credit risk is mitigated by selecting a panel of highly rated financial institutions for our deposits.

On December 31, 2022 our cash and cash equivalents included $97.3 million held in U.S.dollars, which could generate a foreign currency exchange gain or loss in our financial results in accordance with the fluctuation of the EUR/U.S.dollar exchange rate as our functional currency is EUR. We refer to note 9 for more details about the exchange gains/losses recognized in our consolidated statement of operations.